Issuance of Stock Options / Stock - Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Issuance of Stcok Option / Stock-Based Compensation [Abstract]
Issuance of Stock Options / Stock-Based Compensation
5.  Stock-based Compensation

Stock Options

The fair value of stock options is amortized on a straight line basis over the requisite service periods of the respective awards. Stock based compensation expense related to stock options was $71 and $0 for the three months ended March 31, 2014 and 2013, respectively, and was reflected in selling, general and administrative expenses on the accompanying unaudited interim condensed consolidated statements of operations. As of March 31, 2014, the unamortized value of options was $952.  As of March 31, 2014, the unamortized portion will be expensed through 2017, and the weighted average remaining amortization period was 3.5 years.

	Number of Options	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding at January 1, 2014	9,150,000	$0.31	$0.13	4.7	$10,013
Granted	-	-	-
Exercised	-	-	-
Forfeited, expired or canceled	(297,500)	0.40	0.17
Outstanding at March 31, 2014	8,852,500	$0.30	$0.13	4.5	$6,175

Exercisable at January 1, 2014	212,500	$0.24	$0.10	4.5	$245
Vested	368,750	0.25	0.10
Forfeited, expired or canceled	-	-	-
Exercisable at March 31, 2014	581,250	$0.25	$0.10	4.4	$437

9. Issuance of Stock Options

On May 14, 2012 and December 3, 2013, the Company’s board of directors adopted the 2012 Long-Term Incentive Equity Plan  (“2012 Stock Option Plan”) and the 2013 Long-Term Incentive Equity Plan (“2013 Stock Option Plan”). The 2012 Stock Option  Plan and 2013 Stock Option Plan provide for the grant of stock options, stock appreciation rights, restricted stock and other stock-based awards to, among others, the officers, directors, employees and consultants of the Company. The total number of shares of common stock reserved for issuance under the 2012 Stock Option Plan and the 2013 Stock Option Plan is 6,000,000 and 6,000,000 shares, respectively.

On May 7, 2012, the Company entered into consulting agreements with Meteor Group and its chairman, Dieter Abt. Pursuant to the agreements with Meteor Group and Mr. Abt, the Company granted them options to purchase an aggregate of 150,000 shares of the Company’s common stock, 50,000 of which are exercisable at $0.50 per share, 50,000 of which are exercisable at $0.75 per share and 50,000 of which are exercisable at $1.00 per share, vesting upon the entry by the Company of agreements with specific third parties to develop mobile games for such third parties. On November 11, 2013, the Company provided a letter terminating the agreement and as such, the options to purchase an aggregate of 150,000 shares of the Company’s common stock were forfeited.

On July 1, 2013, as part of their employment agreements, the Company granted Mr. Regular and Mrs. Regular options to purchase 2,400,000 shares and 500,000 shares, respectively, at an exercise price of $0.20 which are exercisable until June 30, 2018. Both option grants vest on a quarterly basis.

On August 1, 2013, the Company granted various employees options to purchase an aggregate of 2,075,000 shares at an exercise price of $0.50 which have various vesting schedules and have a contractual life until July 31, 2018.

On September 2, 2013, the Company granted various employees options to purchase an aggregate of 200,000 shares at an exercise price of $0.70 which have various vesting schedules and have a contractual life until September 1, 2018.

On October 23, 2013, the Company granted an employee, options to purchase 150,000 shares of the Company’s Common Stock at an exercise price of $0.30 and have a contractual life until October 22, 2018.

On December 3, 2013, the Company granted various employees options to purchase an aggregate of 4,025,000 shares at an exercise price of $0.26 which have a 4 year vesting schedule and have a contractual life until December 2, 2018.

The fair value of stock options is amortized on a straight line basis over the requisite service periods of the respective awards. Stock based compensation expense related to stock options was $89 and $0 for the year ended December 31, 2013 and 2012, respectively, and was reflected in selling, general and administrative expenses on the accompanying consolidated statements of operations. As of December 31, 2013, the unamortized value of options was $1,072.  As of December 31, 2013, the unamortized portion will be expensed through 2017, and the weighted average remaining amortization period was 3.7 years.

The following table is a summary of activity under the Company’s 2012 and 2013 Stock Option Plan:

	Shares	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding at January 1, 2012	-
Granted	150,000	$0.75	$0.05
Exercised	-
Forfeited, expired or cancelled	-
Outstanding at December 31, 2012	150,000	$0.75	$0.05		$-
Granted	9,350,000	$0.30	$0.13
Exercised	-
Forfeited, expired or cancelled	(350,000)	$0.47
Outstanding at December 31, 2013	9,150,000	$0.31	$0.13	4.7	$10,013

Exercisable at January 1, 2012	-
Vested	-
Forfeited	-
Exercisable at December 31, 2012	-
Vested	212,500	$0.24	$0.10
Forfeited	-
Exercisable at December 31, 2013	212,500	$0.24	$0.10	4.5	$245

The Company estimated the fair value of employee stock options using the Black-Scholes option pricing model. The fair values of employee stock options granted during 2013 and 2012 were estimated using the following weighted- average assumptions:

The Black Scholes method option pricing model was used to estimate fair value as of the date of grants during 2013 using the following range of assumptions.  The simplified method was used to determine the expected life as the granted options were“plain-vanilla” options.

	May 7, 2012 Option Grants	Jul 1, 2013 Option Grants	Aug 1, 2013 Option Grants	Sep 1, 2013 Option Grants	Oct 23, 2013 Option Grants	Dec 3, 2013 Option Grants
Stock Price	$0.30	$0.20	$0.50	$0.70	$0.30	$0.26
Dividend Yield	0%	0%	0%	0%	0%	0%
Expected Volatility	59%	54%	54%	54%	54%	54%
Risk-Free interest rate	0.37%	1.39%	1.49%	1.68%	1.30%	1.40%
Expected life (in years)	3	3.75	3.75	3.75	3.75	3.75